INTEREST- BEARING BANK BORROWINGS (SECURED) - The exposure of the Company's loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings	¥ 36,217	¥ 36,203
Fixed rate borrowings
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings	¥ 0	¥ 0
Variable rate borrowings
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings, interest rate	0.00%	0.00%
Borrowings	¥ 0	¥ 0